Unaudited Condensed Consolidated Balance Sheets - USD ($)		Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalent		$ 6,095,590	$ 9,380,322
Accounts receivable, net		15,069,001	14,814,583
Notes receivable			13,049
Due from related parties, net		2,298,833	2,140,593
Loan receivable		2,174,034	59,612,192
Prepayments, deposits and other current assets, net		1,707,141	1,447,752
Total Current Assets		27,344,599	87,408,491
Property and equipment, net		101,110,588	10,996,642
Prepayments, deposits and other assets, net		16,248,181	226,544
Long term investments		11,226,734	30,764,195
Goodwill		44,717,710
Right of use assets		366,649	211,585
Deferred tax assets		1,006,957	980,653
Total Assets		202,021,418	130,588,110
CURRENT LIABILITIES:
Bank loans		3,861,377	2,609,755
Accounts payable		11,775,495	12,815,532
Convertible loans		6,639,622	9,079,966
Customer deposits		655,053	483,735
Deferred revenue		1,023,744	893,263
Accrued expenses and other current liabilities		1,257,527	1,733,181
Due to related party		16,768	118,114
Taxes payable		126,663	110,843
Lease liabilities		189,190	91,587
Total Current Liabilities		25,545,439	27,935,976
Lease liabilities - non-current		170,553	101,992
Financial instrument for shared issued for acquisition -put option liabilities		45,063,404
Total Liabilities		70,779,396	28,037,968
COMMITMENTS AND CONTINGENCIES
EQUITY:
Ordinary shares, 0.4 par value; 5,000,000,000 shares authorized; 3,953,773 and 1,187,498 shares issued and outstanding as of June 30, 2023 and December 31, 2022, respectively*	[1]	1,581,510	474,999
Additional Paid-in Capital		229,009,623	164,753,623
Subscription receivable		(500,000)
Accumulated deficit		(116,544,385)	(59,081,432)
Accumulated other comprehensive (loss) income		(6,020,204)	(3,333,541)
Total Powerbridge Technologies Co., Ltd.’s Shareholders’ Equity		107,526,544	102,813,649
Non-controlling interest		23,715,478	(263,507)
Total Equity		131,242,022	102,550,142
Total Liabilities and Equity		$ 202,021,418	$ 130,588,110

[1]	Retroactively restated for one-for-eight reverse split with effective date of September 22, 2023.